Quarterly Holdings Report
for
Fidelity Freedom® Blend 2030 Fund
December 31, 2022
FBF-Y30-NPRT3-0323
1.9892470.104
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 3.29% to 4.39% 1/5/23 to 3/30/23 (b) (Cost $2,487,663)	2,500,000	2,488,343

Domestic Equity Funds - 32.5%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (c)	11,491,083	114,681,011
Fidelity Series Commodity Strategy Fund (c)	114,643	12,076,467
Fidelity Series Large Cap Growth Index Fund (c)	5,346,408	72,336,897
Fidelity Series Large Cap Stock Fund (c)	4,848,960	80,153,314
Fidelity Series Large Cap Value Index Fund (c)	10,811,743	149,093,942
Fidelity Series Small Cap Opportunities Fund (c)	3,135,114	36,586,783
Fidelity Series Small Capital Core Fund (c)	26,000	254,536
Fidelity Series Value Discovery Fund (c)	3,729,226	55,043,379
TOTAL DOMESTIC EQUITY FUNDS (Cost $534,525,215)		520,226,329

International Equity Funds - 30.3%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	2,553,943	33,533,275
Fidelity Series Emerging Markets Fund (c)	2,244,919	17,375,672
Fidelity Series Emerging Markets Opportunities Fund (c)	10,015,945	156,449,056
Fidelity Series International Growth Fund (c)	5,215,470	74,372,601
Fidelity Series International Index Fund (c)	3,030,362	31,061,210
Fidelity Series International Small Cap Fund (c)	1,563,961	23,209,179
Fidelity Series International Value Fund (c)	7,405,569	74,277,856
Fidelity Series Overseas Fund (c)	6,845,133	74,338,146
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $523,364,335)		484,616,995

Bond Funds - 36.0%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	7,843,458	60,394,623
Fidelity Series Corporate Bond Fund (c)	7,620,326	67,897,109
Fidelity Series Emerging Markets Debt Fund (c)	1,152,786	8,461,449
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	320,474	2,784,916
Fidelity Series Floating Rate High Income Fund (c)	179,547	1,576,422
Fidelity Series Government Bond Index Fund (c)	10,986,540	100,197,243
Fidelity Series High Income Fund (c)	1,047,184	8,440,304
Fidelity Series International Developed Markets Bond Index Fund (c)	7,297,256	61,369,926
Fidelity Series Investment Grade Bond Fund (c)	10,454,873	102,980,502
Fidelity Series Investment Grade Securitized Fund (c)	8,101,091	71,937,689
Fidelity Series Long-Term Treasury Bond Index Fund (c)	14,551,630	85,272,551
Fidelity Series Real Estate Income Fund (c)	369,189	3,485,145
TOTAL BOND FUNDS (Cost $674,540,530)		574,797,879

Short-Term Funds - 1.0%
	Shares	Value ($)
Fidelity Cash Central Fund 4.37% (d)	2,788,600	2,789,158
Fidelity Series Government Money Market Fund 4.35% (c)(e)	3,502,100	3,502,100
Fidelity Series Short-Term Credit Fund (c)	8,616	82,285
Fidelity Series Treasury Bill Index Fund (c)	901,738	8,972,295
TOTAL SHORT-TERM FUNDS (Cost $15,349,443)		15,345,838

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,750,267,186)	1,597,475,384
NET OTHER ASSETS (LIABILITIES) - 0.0%	146,966
NET ASSETS - 100.0%	1,597,622,350

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	221	Mar 2023	24,817,609	(66,228)	(66,228)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	37	Mar 2023	3,993,398	(29,761)	(29,761)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	71	Mar 2023	9,536,188	20,430	20,430

TOTAL PURCHASED					(75,559)

Sold

Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	68	Mar 2023	13,127,400	366,653	366,653
MSCI EAFE Index Future (United States)	86	Mar 2023	8,382,420	135,169	135,169
MSCI Emerging Markets Index Future (United States)	110	Mar 2023	5,276,700	49,526	49,526

TOTAL SOLD					551,348

TOTAL FUTURES CONTRACTS					475,789
The notional amount of futures purchased as a percentage of Net Assets is 2.4%
The notional amount of futures sold as a percentage of Net Assets is 1.6%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,488,343.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.37%	1,096,716	19,539,574	17,847,132	32,464	-	-	2,789,158	0.0%
Total	1,096,716	19,539,574	17,847,132	32,464	-	-	2,789,158

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	6,213,105	6,232,120	-	19,015	-	-
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	42,609,709	32,352,885	3,227,023	3,712,734	(279,502)	(11,061,446)	60,394,623
Fidelity Series Blue Chip Growth Fund	115,897,931	55,549,450	18,257,385	3,779,816	(6,578,845)	(31,930,140)	114,681,011
Fidelity Series Canada Fund	37,762,995	8,228,626	6,703,089	1,055,992	(178,757)	(5,576,500)	33,533,275
Fidelity Series Commodity Strategy Fund	24,297,644	17,330,830	15,373,002	12,486,764	(3,432,937)	(10,746,068)	12,076,467
Fidelity Series Corporate Bond Fund	73,105,535	18,081,239	14,779,060	1,760,823	(1,108,642)	(7,401,963)	67,897,109
Fidelity Series Emerging Markets Debt Fund	8,051,232	1,944,920	641,613	345,119	(87,911)	(805,179)	8,461,449
Fidelity Series Emerging Markets Debt Local Currency Fund	2,726,452	486,573	339,108	-	(42,551)	(46,450)	2,784,916
Fidelity Series Emerging Markets Fund	17,885,519	4,757,189	2,340,135	437,298	(646,712)	(2,280,189)	17,375,672
Fidelity Series Emerging Markets Opportunities Fund	161,198,355	43,095,836	23,863,182	3,736,190	(8,584,344)	(15,397,609)	156,449,056
Fidelity Series Floating Rate High Income Fund	1,643,955	440,938	438,071	76,244	(12,316)	(58,084)	1,576,422
Fidelity Series Government Bond Index Fund	102,310,865	27,473,493	20,766,506	1,321,673	(1,259,307)	(7,561,302)	100,197,243
Fidelity Series Government Money Market Fund 4.35%	1,650,374	4,832,401	2,980,675	18,663	-	-	3,502,100
Fidelity Series High Income Fund	9,850,469	1,832,535	2,166,382	416,060	(142,918)	(933,400)	8,440,304
Fidelity Series Inflation-Protected Bond Index Fund	11,292,720	550,506	11,526,154	169,262	69,296	(386,368)	-
Fidelity Series International Developed Markets Bond Index Fund	50,541,874	24,659,027	7,815,121	460,158	(846,034)	(5,169,820)	61,369,926
Fidelity Series International Growth Fund	75,632,140	20,341,676	11,348,443	2,528,695	(2,049,354)	(8,203,418)	74,372,601
Fidelity Series International Index Fund	32,056,281	7,294,872	5,189,710	811,136	(462,347)	(2,637,886)	31,061,210
Fidelity Series International Small Cap Fund	23,820,045	5,148,976	1,570,511	1,392,304	(493,626)	(3,695,705)	23,209,179
Fidelity Series International Value Fund	76,388,582	20,096,325	16,174,637	2,476,453	(1,162,248)	(4,870,166)	74,277,856
Fidelity Series Investment Grade Bond Fund	107,608,927	27,621,882	21,887,699	2,442,245	(1,833,329)	(8,529,279)	102,980,502
Fidelity Series Investment Grade Securitized Fund	75,364,191	18,775,247	15,826,253	1,264,432	(1,229,048)	(5,146,448)	71,937,689
Fidelity Series Large Cap Growth Index Fund	73,023,807	28,036,987	10,763,137	961,677	(828,546)	(17,132,214)	72,336,897
Fidelity Series Large Cap Stock Fund	81,478,786	25,517,684	16,482,180	5,055,827	(1,301,476)	(9,059,500)	80,153,314
Fidelity Series Large Cap Value Index Fund	155,970,524	33,703,303	25,205,652	5,345,400	(1,252,000)	(14,122,233)	149,093,942
Fidelity Series Long-Term Treasury Bond Index Fund	83,068,505	30,699,415	7,654,570	1,685,438	(1,577,174)	(19,263,625)	85,272,551
Fidelity Series Overseas Fund	76,050,698	19,047,129	10,506,942	1,331,713	(1,946,479)	(8,306,260)	74,338,146
Fidelity Series Real Estate Income Fund	5,903,622	1,695,262	3,240,641	376,516	(299,244)	(573,854)	3,485,145
Fidelity Series Short-Term Credit Fund	1,654,488	135,076	1,696,692	3,280	(54,985)	44,398	82,285
Fidelity Series Small Cap Opportunities Fund	39,203,110	8,870,970	6,066,788	1,787,364	(850,124)	(4,570,385)	36,586,783
Fidelity Series Small Capital Core Fund	-	254,536	-	-	-	-	254,536
Fidelity Series Treasury Bill Index Fund	4,951,676	10,468,510	6,442,467	60,029	(3,427)	(1,997)	8,972,295
Fidelity Series Value Discovery Fund	57,665,247	13,356,501	11,749,897	2,868,708	(611,848)	(3,616,624)	55,043,379
	1,630,666,258	518,893,904	309,254,845	60,168,013	(39,067,720)	(209,039,714)	1,592,197,883

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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